ORGANIZATION AND NATURE OF OPERATIONS	3 Months Ended	12 Months Ended
	Jun. 30, 2019	Mar. 31, 2019
ORGANIZATION AND NATURE OF OPERATIONS
NOTE 1 - ORGANIZATION AND NATURE OF OPERATIONS

Nascent Biotech, Inc. (“Nascent” or the “Company”) was incorporated on March 3, 2014 under the laws of the State of Nevada. The Company is actively developing its primary asset Pritumumab for the treatment of brain cancer and pancreatic cancer. Nascent is also actively researching other cancers that have a high probability of benefiting from the therapeutic effects of Pritumumab because they share a common target. Pritumumab has shown to be very effective at low doses in previous clinical studies in Japan. Nascent is a pre-clinical stage biopharmaceutical company that focuses on biologic drug candidates that are preparing for initial clinical testing for the treatment of brain and pancreatic cancer.

On March 31, 2017 the Company filed its IND submission with the Federal Drug Administration (FDA) for clearance to begin Phase I clinical trials. On December 7, 2018 the Company received a letter from the FDA allowing it to use a specific lot of drug substance to begin phase 1 clinical trials. The FDA also requested additional data to remove the partial clinical hold. The Company is responding to additional data requests from the FDA requiring additional testing of the product and additional materials to answer specific questions from the FDA.

The Company is negotiating with a clinical cancer center to begin clinical trials on brain cancer patients this fall.

Nascent Biotech, Inc (“Nascent “the Company”) was incorporated on March 3, 2014 under the laws of the State of Nevada.

On July 15, 2014 Biotech entered into a reverse merger with Jin-En Group International Holding Company (Jin-En). Jin-En issued 7,500,200 shares of its common stock for all the outstanding shares of Nascent Biotech, Inc. In addition, Jin-En cancelled 15,000,000 shares of its common stock. Prior to the merger Jin-En had 22,829,400 shares outstanding. Jin-En changed its name to Nascent Biotech, Inc. Jin-En had $19,000 of net liabilities at the date of the merger.

The net liabilities of Jin-En consisted of the following as of the date of the merger:

Receivable from Biotech	$60,000
Accounts payable	(19,000)
Convertible note	(60,000)
Net liabilities	$(19,000)

The Company is actively developing its primary asset Pritumumab for the treatment of brain cancer and pancreatic cancer. Nascent is also actively researching other cancers that have a high probability of benefiting from the therapeutic effects of Pritumumab because they share a common target. Pritumumab has shown to be very effective at low doses in previous clinical studies in Japan. Nascent is a clinical stage biopharmaceutical company that focuses on biologic drug candidates that are preparing for initial clinical testing for the treatment of brain and pancreatic cancer. The Company plans to open Phase 1 clinical studies during the third quarter of the calendar year.